Description of Organization, Business Operations (Details)				1 Months Ended				9 Months Ended	12 Months Ended
	Aug. 12, 2021 USD ($)	Apr. 13, 2021 USD ($) shares	Jan. 18, 2021 USD ($) m² $ / shares shares	Aug. 22, 2021 USD ($)	Mar. 25, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Nov. 08, 2021 USD ($)	Nov. 06, 2021 USD ($)	Jun. 14, 2021 USD ($)	May 12, 2021 shares	Feb. 16, 2021 shares
Description of Organization, Business Operations (Details) [Line Items]
Unit price per share (in Dollars per share) | $ / shares			$ 10
Gross proceeds					$ 350,000,000
Deferred offering cost					19,700,000
Deferred underwriting commissions					12,300,000
Generating gross proceeds								$ 382,594,570
Warrant price per share (in Dollars per share) | $ / shares			1.5
Maturity term								185 days
Percentage of trust account required for business combination								80.00%
Pro rata portion per share (in Dollars per share) | $ / shares			$ 10					$ 10
Net tangible assets			$ 5,000,001					$ 5,000,001
Aggregate public shares, percentage			15.00%					15.00%
Redeem public shares, percentage			100.00%					100.00%
Dissolution expenses			$ 100,000					$ 100,000
Initially held in the trust account (in Dollars per share) | $ / shares			$ 10					$ 10
Public share price per share (in Dollars per share) | $ / shares			10					10
Reductions value of the trust assets per share (in Dollars per share) | $ / shares			$ 10					$ 10
PIPE Investment Amount								$ 500,000,000
Purchased shares (in Shares) | shares			7,033,334
Operating bank account								3,000
Working capital deficit								372,000
Payment of sponsor								25,000
Loan amount								$ 300,000
Fair market value percentage			80.00%
Area of Real Estate Property (in Square Meters) | m²			65,000
VIECO USA, Inc. [Member]
Description of Organization, Business Operations (Details) [Line Items]
common stock, par value (in Dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Purchased shares (in Shares) | shares								1,000,000					500,000	11,000,000
Common stock ownership percentage							51.00%
Subsequently distributed ownership percentage									51.00%
Distributing the ownership percentage									51.00%
Due amount										$ 226,000,000		$ 202,000,000
Cash											$ 20,200,000	$ 20,000,000
Cash consideration									$ 500,000,000
Business combination [Member]
Description of Organization, Business Operations (Details) [Line Items]
Percentage of outstanding voting securities			50.00%					50.00%
Virgin Orbit Common Stock [Member]
Description of Organization, Business Operations (Details) [Line Items]
common stock, par value (in Dollars per share) | $ / shares								$ 0.0001
Initial PIPE Investors [Member]
Description of Organization, Business Operations (Details) [Line Items]
Purchased shares (in Shares) | shares								10,000,000
Aggregate purchase price								$ 100,000,000
Initial Public Offering [Member]
Description of Organization, Business Operations (Details) [Line Items]
Unit price (in Shares) | shares			35,000,000
Unit price per share (in Dollars per share) | $ / shares			$ 10					$ 10
Gross proceeds					$ 350,000,000
Purchase an additional units (in Shares) | shares					5,250,000
Net proceeds								$ 350,000,000
Over-Allotment Option [Member]
Description of Organization, Business Operations (Details) [Line Items]
Unit price (in Shares) | shares		3,259,457	40,250,000
Purchase an additional units (in Shares) | shares		3,259,457
Generating gross proceeds		$ 32,594,570
Proceeds from over allotment								32,594,570
Underwriters deferred discount								1,140,810
Private Placement Warrants [Member]
Description of Organization, Business Operations (Details) [Line Items]
Unit price (in Shares) | shares			6,333,333
Unit price per share (in Dollars per share) | $ / shares			$ 1.5
Generating gross proceeds								$ 9,500,000
Private placement warrants (in Shares) | shares								6,333,333
Warrant price per share (in Dollars per share) | $ / shares								$ 1.5
Private Placement Warrants [Member] | Sponsor [Member]
Description of Organization, Business Operations (Details) [Line Items]
Generating gross proceeds								$ 651,891
Purchase an additional private placement warrants (in Shares) | shares								434,594
Underwriters’ option [Member]
Description of Organization, Business Operations (Details) [Line Items]
Unit price (in Shares) | shares			7,033,334
Class A Ordinary Shares [Member]
Description of Organization, Business Operations (Details) [Line Items]
common stock, par value (in Dollars per share) | $ / shares			$ 0.0001					$ 0.0001
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Description of Organization, Business Operations (Details) [Line Items]
Unit price (in Shares) | shares					35,000,000
Unit price per share (in Dollars per share) | $ / shares					$ 10
Virgin Galactic Holdings, Inc [Member] | VIECO USA, Inc. [Member]
Description of Organization, Business Operations (Details) [Line Items]
Common stock ownership percentage							51.00%
Subsequently distributed ownership percentage						51.00%
Distributing the ownership percentage						51.00%
Minimum [Member] | VIECO USA, Inc. [Member]
Description of Organization, Business Operations (Details) [Line Items]
Net proceeds				$ 175,000,000
Maximum [Member] | VIECO USA, Inc. [Member]
Description of Organization, Business Operations (Details) [Line Items]
Net proceeds				$ 425,000,000
Promissory Note [Member]
Description of Organization, Business Operations (Details) [Line Items]
Aggregate principal amount	$ 1,500,000
Promissory note outstanding								$ 770,000
Promissory Note [Member] | Related Party Loan [Member]
Description of Organization, Business Operations (Details) [Line Items]
Aggregate principal amount	$ 1,500,000
Promissory note outstanding								770,000
Warrant [Member]
Description of Organization, Business Operations (Details) [Line Items]
Unit price (in Shares) | shares			6,333,333
Revenues [Member] | VIECO USA, Inc. [Member]
Description of Organization, Business Operations (Details) [Line Items]
Cash and cash equivalents						$ 22,400,000	$ 149,000,000	$ 31,200,000	$ 22,400,000